Contract revenues - Grants from the Michael J. Fox Foundation (Details) SFr in Thousands, $ in Millions	1 Months Ended					12 Months Ended
	Feb. 28, 2023 CHF (SFr)	Feb. 28, 2023 USD ($)	Aug. 31, 2022 CHF (SFr)	Aug. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr) item	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 USD ($)
Contract revenues
Revenue from contracts with customers						SFr 27,309	SFr 14,801	SFr 3,935
Income from grants						142	1,486	1,343
Accrued income						1,099	246
Grant from Michael J. Fox Foundation
Contract revenues
Income from grants						SFr 100	SFr 1,200	SFr 1,200
Grant from Michael J. Fox Foundation | Alpha-synuclein PET imaging diagnostic agent
Contract revenues
Follow-on grant funding received, total for joint arrangement			SFr 500	$ 0.5
Follow-on grant funding received			400	0.4
Additional grant awarded	SFr 400	$ 0.5
Grant from Michael J. Fox Foundation | Alpha-synuclein PET imaging diagnostic agent | Skane University Hospital
Contract revenues
Follow-on grant funding received			SFr 100	$ 0.1
Grant from Michael J. Fox Foundation | Advance small molecule PD programs
Contract revenues
Number of grants received | item					2
Total potential collaboration agreement value					SFr 1,400				$ 1.5